UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/2007

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
August 31, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--36.5%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank
4/11/08	5.24	100,000,000 a	99,982,233
Federal Home Loan Bank System:
11/27/07	4.81	100,000,000	98,852,084
2/15/08	4.91	75,000,000	73,330,000
Federal Home Loan Mortgage Corp.:
9/24/07	5.20	30,039,000	29,941,507
2/4/08	5.18	100,000,000	97,839,833
Federal National Mortgage Association:
11/7/07	5.21	109,172,000	108,127,649
12/12/07	5.18	42,113,000	41,505,660
Total U.S. Government Agencies
(cost $549,578,966)			549,578,966

Repurchase Agreements--64.0%

Banc of America Securities LLC
dated 8/31/07, due 9/4/07 in the amount of
$60,033,333 (fully collateralized by $62,207,000 U.S.
Treasury Notes, 3.625%-3.875%, due 5/15/10-5/15/13,
value $61,200,160)	5.00	60,000,000	60,000,000
Barclays Financial LLC
dated 8/31/07, due 9/4/07 in the amount of
$56,029,556 (fully collateralized by $36,571,000
Treasury Inflation Protected Securities, 3.625%, due
4/15/28, value $57,121,234)	4.75	56,000,000	56,000,000
Credit Suisse (USA) Inc.
dated 8/31/07, due 9/4/07 in the amount of
$60,034,000 (fully collateralized by $59,970,000
Treasury Inflation Protected Securities, 2%, due
4/15/12, value $61,203,028)	5.10	60,000,000	60,000,000
Credit Suisse (USA) Inc.
dated 8/31/07, due 9/4/07 in the amount of
$90,050,500 (fully collateralized by $88,420,000
Treasury Inflation Protected Securities, 2.375%, due
1/15/17, value $91,801,883)	5.05	90,000,000	90,000,000
Deutsche Bank Securities
dated 8/31/07, due 9/4/07 in the amount of
$150,085,000 (fully collateralized by $149,283,743
Federal Home Loan Mortgage Corp., Participation
Certificates, 4.926%-6.50%, due 7/1/22-5/1/37, value
$125,050,094, $22,065,059 Federal National Mortgage
Association, 5.818%, due 5/1/37, value $22,222,813
and $8,815,455 Government National Mortgage
Association, 5.25%-7%, due 10/20/34-3/15/37, value

$5,727,094)	5.10	150,000,000	150,000,000
J.P. Morgan Chase & Co.
dated 8/31/07, due 9/4/07 in the amount of
$150,084,667 (fully collateralized by $154,465,000
U.S. Treasury Bills, due 11/29/07, value $153,003,765)	5.08	150,000,000	150,000,000
Merrill Lynch & Co. Inc.
dated 8/31/07, due 9/4/07 in the amount of
$95,052,778 (fully collateralized by $95,740,000 U.S.
Treasury Notes, 4.125%, due 8/31/12, value
$96,902,664)	5.00	95,000,000	95,000,000
Morgan Stanley
dated 8/31/07, due 9/4/07 in the amount of
$150,084,500 (fully collateralized by $156,163,000
U.S. Treasury Bills, due 9/17/07-9/20/07,
value $153,000,753)	5.07	150,000,000	150,000,000
UBS Securities LLC
dated 8/31/07, due 9/4/07 in the amount of
$150,083,667 (fully collateralized by $153,510,000
U.S. Treasury Notes, 4.25%, due 8/15/14, value
$153,001,549)	5.02	150,000,000	150,000,000
Total Repurchase Agreements
(cost $961,000,000)			961,000,000
Total Investments (cost $1,510,578,966)		100.5%	1,510,578,966
Liabilities, Less Cash and Receivables		(.5%)	(6,814,607)
Net Assets		100.0%	1,503,764,359

a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
General Treasury Prime Money Market Fund
August 31, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--99.8%	of Purchase (%)	Amount ($)	Value ($)

9/6/07	4.39	3,600,000	3,597,810
9/13/07	2.98	25,000,000	24,975,233
9/17/07	3.96	7,000,000	6,987,711
9/20/07	3.16	7,100,000	7,088,202
9/27/07	4.65	2,250,000	2,242,541
10/11/07	4.81	1,753,000	1,743,729
10/18/07	4.70	6,500,000	6,460,752
11/8/07	4.03	6,300,000	6,252,513
11/15/07	4.72	9,000,000	8,913,187
11/23/07	3.42	26,000,000	25,796,650
12/6/07	4.81	3,000,000	2,962,320
12/20/07	4.59	20,000,000	19,723,778
2/14/08	4.60	10,000,000	9,792,500
Total Investments (cost $126,536,926)		99.8%	126,536,926
Cash and Receivables (Net)		.2%	204,792
Net Assets		100.0%	126,741,718

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)